Goodwill And Other Intangibles (Identifiable Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Finite and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount, finite and indefinite-lived intangible assets	$ 926	$ 726
Accumulated Amortization	379	331
Customer relationships and lists
Finite and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount, finite-lived intangible assets	605	495
Accumulated Amortization	211	166
Non-compete agreements
Finite and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount, finite-lived intangible assets	69	69
Accumulated Amortization	64	56
Tradenames, patents and trademarks, and developed technology
Finite and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount, finite and indefinite-lived intangible assets	173	61
Accumulated Amortization	56	54
Land and water rights
Finite and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount, finite and indefinite-lived intangible assets	10	33
Accumulated Amortization	2	6
Software
Finite and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount, finite-lived intangible assets	21	22
Accumulated Amortization	20	20
Other
Finite and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount, finite-lived intangible assets	48	46
Accumulated Amortization	$ 26	$ 29